Transaction Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 23, 2019
Transaction Cost [Abstract]
Transaction costs	$ 1,414,616	$ 1,547,500
Filing fees percentage	100.00%